Warrant (Details Narrative) - Liability warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Apr. 11, 2023 USD ($) $ / shares	Dec. 31, 2022
Statement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,196,829	1,196,829	0
Fair value of warrants liability | $	$ 276,544	$ 2,078,513
Weighted average share price, share options granted	$ 4.00	$ 8.20
Expected volatility, share options granted	90.00%	90.00%
Expected dividend yield	0.00%
Bottom of range [member]
Statement [Line Items]
Description of expected average life warrants	21 days	3 months 10 days
Exercise price, share options granted	$ 6.29	$ 6.29
Risk free interest rate	3.70%	3.09%
Top of range [member]
Statement [Line Items]
Description of expected average life warrants	4 years 3 months	4 years 5 months 19 days
Exercise price, share options granted	$ 30.00	$ 30.00
Risk free interest rate	5.29%	4.55%